INCOME TAX - Reconciliation between the tax rate applied and relevant tax rate (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX
Income before taxes	$ (1,456,451)	$ 6,298,013	$ (4,078,880)
Tax rate	28.00%	30.00%	30.00%
Income for the year at tax rate	$ 400,556	$ (1,889,404)	$ 1,223,664
Contribution SGR	288,750	490,726
Tax inflation adjustment	112,015	(21,798)	(344,519)
Income tax return FY 2019	26,496	(25,852)
Effect of tax rate change on deferred tax	(761,691)	860,399
Non-deductible results	69,011	523,258	1,914,841
Income tax	$ (279,907)	$ (1,013,887)	$ (346,658)